OTHER FINANCIAL LIABILITIES - Schedule of composition of interest bearing loans (Details) $ in Thousands						2 Months Ended
	Oct. 09, 2025 USD ($) aircraft	Jun. 27, 2025 USD ($) aircraft	Jun. 16, 2025 USD ($) aircraft	Mar. 25, 2025 aircraft	Dec. 30, 2024 aircraft	Dec. 22, 2025 aircraft	Jun. 21, 2025 aircraft	Dec. 31, 2025 USD ($) creditLine	Jul. 07, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 USD ($)	Nov. 04, 2024 USD ($)	Oct. 15, 2024 USD ($)	Jul. 15, 2024 USD ($) creditLine	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 03, 2022 USD ($)	Oct. 12, 2022 USD ($)
Non-current
Total obligations with financial institutions								$ 8,088,526		$ 7,150,451					$ 6,936,188	$ 6,781,880
Number of credit lines | creditLine								3
Number of credit lines amended and extended | creditLine														2
Notional amount								$ 4,282,564		3,794,475					4,034,783
Minimum liquidity																		$ 750,000
BOCOMM
Non-current
Aircraft financing, amount per aircraft											$ 50,000
CCB
Non-current
Aircraft financing, amount per aircraft			$ 57,000
SMBC
Non-current
Aircraft financing, amount per aircraft		$ 242,000
BOC AVIATION
Non-current
Aircraft financing, amount per aircraft	$ 52,500
A-320-Neo
Non-current
Purchase commitments, aircrafts received | aircraft	1			1	2		2
A-321-Neo
Non-current
Purchase commitments, aircrafts received | aircraft		11	1			2
Number of aircrafts acquired | aircraft			5
RCF I
Non-current
Undrawn borrowing facilities														$ 800,000
RCF II
Non-current
Undrawn borrowing facilities														$ 750,000
Spare Engine Facility
Non-current
Notional amount								275,000				$ 300,000					$ 275,000
Spare Engine Facility | LATAM Airlines Group S.A.
Non-current
Minimum liquidity												750,000					750,000
Spare Engine Facility | TAM Linhas aéreas S.A.
Non-current
Minimum liquidity												$ 400,000					$ 400,000
2030 Notes
Non-current
Notional amount													$ 1,400,000
Borrowings, interest rate													7.875%
2030 Notes | LATAM Airlines Group S.A.
Non-current
Minimum liquidity													$ 750,000
2031 Notes
Non-current
Notional amount									$ 800,000
Borrowings, interest rate									7.625%
2031 Notes | LATAM Airlines Group S.A.
Non-current
Minimum liquidity									$ 750,000
Interest Bearing Loans
Current
Total current								314,681		271,753
Non-current
Total non-current								3,980,984		3,516,117
Total obligations with financial institutions								4,295,665		3,787,870
Subtotal bank loans | Interest Bearing Loans
Current
Total current								118,271		57,765
Non-current
Total non-current								1,110,563		691,029
Guaranteed obligations
Non-current
Total obligations with financial institutions								657,635		374,043					303,922	325,061
Guaranteed obligations | Interest Bearing Loans
Current
Total current								47,466		34,083
Non-current
Total non-current								610,169		339,960
Other guaranteed obligations
Non-current
Total obligations with financial institutions								571,199		374,751					430,350	474,304
Other guaranteed obligations | Interest Bearing Loans
Current
Total current								70,805		23,682
Non-current
Total non-current								500,394		351,069
Obligation with the public
Non-current
Total obligations with financial institutions								2,377,778		2,239,303					1,302,838	1,289,799
Obligation with the public | Interest Bearing Loans
Current
Total current								56,172		46,256
Non-current
Total non-current								2,321,606		2,193,047
Financial leases
Non-current
Total obligations with financial institutions								689,053		799,773					$ 901,546	$ 1,088,239
Financial leases | Interest Bearing Loans
Current
Total current								140,238		167,732
Non-current
Total non-current								$ 548,815		$ 632,041